Filed pursuant to Rule 497(k)
1933 Act File No. 033-37959
1940 Act File No. 811-06221

Brandywine Blue Fund, Inc.

Summary Prospectus
Trading Symbol: BLUEX
January 31, 2013

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.brandywinefunds.com/blue. You can also get this information at no cost by calling (800) 656-3017 or by sending an e-mail request to bfunds@friess.com. The Fund’s Prospectus and Statement of Additional Information, both dated January 31, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective

Brandywine Blue Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Brandywine Blue Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (transfer agent charge of $15 for each wire redemption)	None
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$390	$676	$1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 243% of the average value of its portfolio.

Principal Investment Strategies

Brandywine Blue Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities and rights.  The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  It will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  The Fund targets fundamentally sound mid-cap or larger companies that are experiencing positive change and that usually have market capitalizations of more than $6 billion.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

■ With deteriorating fundamentals such as contracting margins or reduced revenue growth

■ When investor expectations have become unrealistically high

■ When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in Brandywine Blue Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

■
Market Risk – The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

■
Foreign Security Risk – Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to those inherent in domestic investments.  Foreign companies may not be subject to regulatory requirements comparable to those of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

■
Portfolio Turnover Risk – High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

■
Mid-Cap Company Risk – There is a risk that the securities of mid-capitalization companies may have limited liquidity and greater price volatility than securities of large-capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in Brandywine Blue Fund by showing changes in the Fund’s performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500®, Russell 1000® and Russell 1000® Growth Indexes.  For a description of the indexes, please see “Index Descriptions” in the Prospectus.  Updated performance is available on the Fund’s website, www.brandywinefunds.com.  Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Brandywine Blue Fund, Inc.
(Total return per calendar year)

Note:  During the 10-year period shown on the bar chart, the Fund’s highest total return for a quarter was 17.72% (quarter ended December 31, 2010) and the lowest total return for a quarter was -28.61% (quarter ended September 30, 2008).

Average Annual Total Returns	One	Five	Ten
(for the periods ended December 31, 2012)	Year	Years	Years
Brandywine Blue Fund
Return before taxes	6.74%	-6.95%	4.80%
Return after taxes on distributions	6.74%	-6.96%	4.34%
Return after taxes on distributions and sale of Fund shares	4.38%	-5.77%	4.06%
S&P 500® Index
(reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 1000® Index
(reflects no deduction for fees, expenses, or taxes)	16.42%	1.92%	7.52%
Russell 1000® Growth Index
(reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Management

Investment Advisers

Friess Associates, LLC is Brandywine Blue Fund’s investment adviser.  Friess Associates of Delaware, LLC is the Fund’s sub-adviser.

Portfolio Managers

The Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997 or Scott W. Gates, portfolio manager since 2010, both of whom are primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Brandywine Blue Fund shares on any business day by written request via mail (Brandywine Blue Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-800-656-3017, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.

Minimum investments are as follows:
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

Tax Information

Brandywine Blue Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Brandywine Blue Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

“Never invest in the stock market -- invest in individual businesses.”

Brandywine Blue Fund, Inc.
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website: http://www.brandywinefunds.com
1-800-656-3017 or 1-414-765-4124